Income Taxes (Schedule of Reconciliation of Combined Canadian Federal And Provincial Income Tax Rate) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (10,957,596)	$ (10,740,593)
Expected income tax recovery at statutory tax rates	(2,959,000)	(2,900,000)
Impact of different statutory tax rates on earnings of subsidiaries	100,000	10,000
Change in statutory, foreign tax rates and other	(37,000)	(189,000)
Foreign exchange	966,000	964,000
Non-deductible expenditures	293,000	687,000
Share issuance costs	(598,000)	(399,000)
Adjustment in prior years provision statutory tax returns and expiry of non-capital losses	238,000	118,000
Change in unrecognized deductible temporary differences and others	1,997,000	1,709,000
Total